Capital Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Stock

Note 6. Capital Stock

We were authorized to issue 588,000 shares of Series A Convertible Preferred Stock (“Series A”) and 2,000,000 shares of Series B Convertible Preferred Stock (“Series B”). The holders of the Series A and Series B shares were entitled to participate in any dividend declared by the Board of Directors on the Common Stock on a pro-rata basis with holders of the Common Stock. The Series A holders had a liquidation preference equal to the original Series A purchase price of $8.46 per share (or $4,971,866) and the Series B holders had a liquidation preference equal to the Series B original purchase price of $5.00 per share (or $9,108,000) subject to adjustment for stock splits, stock dividends and combinations and similar adjustments to capitalization. Alternatively, the preferred stockholders could have elected to convert the Series A and Series B into Common Stock and participate ratably with holders of Common Stock in the distribution of assets upon liquidation of the Company. The holders of Series A and Series B had the right to convert their shares into Common Stock at any time. The initial conversion rate was the original purchase price of the Series A or Series B shares divided by the conversion price in effect at the time of conversion. The initial conversion price equaled the original purchase price paid by the holder for a share of Series A or series B, as applicable.

The conversion price was subject to adjustment in the event of stock dividends, stock splits, combinations and similar adjustments to capitalization. The prices of each series of preferred stock were also subject to a price adjustment feature in the event that we issued additional equity securities at a per share price less than the applicable conversion price for each such series of preferred stock. The conversion price in effect at the time of the IPO for the Series A was $14.10 and for the Series B was $25.00. Accordingly, since the Series A and B were to convert to common stock at the time the IPO was completed at $10.00 per share, Series A shares converted into 376,525 shares of common stock and Series B shares converted into 910,800 shares of common stock. All references to the Company’s Series A preferred stock in these financial statements refer collectively to the Series A and Series A-1 preferred shares. The Company issued the Series A-1 preferred stock in exchange for the Series A to cure possible technical deficiencies with respect to the original issuance of the Series A preferred stock, but five holders of Series A did not respond to requests to exchange their shares, which represent approximately 9.01% of the Series A and A-1 that is outstanding.

The Series B purchase agreement provides for the payment of a semiannual cash penalty payable to each holder of Series B if we fail to complete a merger with a corporation whose shares were registered for issuance pursuant to the Securities Act of 1933, as amended (the “Securities Act”), within 9 months of the closing of the Series B offering (or August 19, 2011) (the “Merger Period”). The penalty shall be equal to 1% of the original purchase price for a share of Series B for the first 30 day period following the expiration of the Merger Period if a merger shall not have been consummated and an additional 2% of the original purchase price for a share of Series B for each successive 30 day period following the first penalty period, pro-rated daily up to a maximum penalty of 11% of the original purchase price for a share of Series B per annum. The maximum potential consideration to be transferred under the terms of the purchase agreement is unlimited. In September 2011, we solicited holders of the Series B to execute an amendment and waiver to the Series B purchase agreement, which provided for (i) a waiver of the cash penalties and (ii) an amendment extending the Merger Period to March 31, 2012 and providing for (A) the tolling of the Merger Period if we file a registration statement with the Securities and Exchange Commission with respect to an IPO and (B) elimination of penalties if we consummate the IPO. As of March 31, 2013, holders of 1,522,600 shares of Series B Convertible Preferred Stock have agreed to the waiver.

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock and increased the authorized shares of common stock to 100,000,000. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

Subsequent Events

On April 10, 2013, we completed our IPO in which we issued and sold 690,000 shares of common stock (including the underwriter’s overallotment of 90,000 shares) at a public offering price of $10.00 per share. In connection with the offering, all outstanding shares of Series A preferred stock were converted into 376,525 shares of common stock, and all outstanding shares of Series B preferred stock were converted into 910,800 shares of common stock.

Concurrent with the IPO, we issued 2,000 shares of common stock to Cleveland Clinic pursuant to our license agreement with Cleveland Clinic.

Note 10. Capital Stock

On February 8, 2013, we filed a charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2 reverse stock split of our common stock, as approved by the Board of Directors and shareholders. On March 1, 2013, we filed another charter amendment with the Secretary of State for the State of Delaware and effected a 1-for-2.5 reverse stock split of our common stock. All shares and per share information referenced throughout the consolidated financial statements have been retroactively adjusted to reflect both reverse stock splits.

We are authorized to issue 588,000 shares of Series A Convertible Preferred Stock (“Series A”) and 2,000,000 shares of Series B Convertible Preferred Stock (“Series B”). The holders of the Series A and Series B shares are entitled to participate in any dividend declared by the Board of Directors on the Common Stock on a pro-rata basis with holders of the Common Stock. The Series A holders have a liquidation preference equal to the original Series A purchase price of $8.46 per share (or $4,971,866) and the Series B holders have a liquidation preference equal to the Series B original purchase price of $5.00 per share (or $9,108,000) subject to adjustment for stock splits, stock dividends and combinations and similar adjustments to capitalization. Alternatively, the preferred stockholders can elect to convert the Series A and Series B into Common Stock and participate ratably with holders of Common Stock in the distribution of assets upon liquidation of the Company. The holders of Series A and Series B have the right to convert their shares into Common Stock at any time. The initial conversion rate is the original purchase price of the Series A or Series B shares divided by the conversion price in effect at the time of conversion. The initial conversion price equals the original purchase price paid by the holder for a share of Series A or series B, as applicable. Upon the consummation of an IPO at a price that exceeds the initial conversion prices as set forth in the subsequent paragraph, the Series A shares will automatically convert into 352,614 shares of common stock and the Series B shares will automatically convert into 364,320 shares of common stock upon the closing of an underwritten public offering pursuant to an effective registration statement in connection with an IPO with gross proceeds of $15,000,000 or more and under certain other circumstances.

The conversion price is subject to adjustment in the event of stock dividends, stock splits, combinations and similar adjustments to capitalization. The prices of each series of preferred stock are also subject to a price adjustment feature in the event that we issue additional equity securities at a per share price less than the applicable conversion price for each such series of preferred stock. The current conversion price for the Series A is $14.10 and for the Series B is $25.00. For example, if the Series A and B were to convert to common stock in an IPO completed at $10.00 per share, Series A shares would convert into 376,550 shares of common stock and Series B shares would convert into 910,800 shares of common stock. All references to the Company’s Series A preferred stock in these financial statements refer collectively to the Series A and Series A-1 preferred shares. The Company issued the Series A-1 preferred stock in exchange for the Series A to cure possible technical deficiencies with respect to the original issuance of the Series A preferred stock, but five holders of Series A have not responded to requests to exchange their shares, which represent approximately 9.01% of the two Series A and A-1 that is outstanding.

The Series B purchase agreement provides for the payment of a semiannual cash penalty payable to each holder of Series B if we fail to complete a merger with a corporation whose shares were registered for issuance pursuant to the Securities Act of 1933, as amended (the “Securities Act”), within 9 months of the closing of the Series B offering (or August 19, 2011) (the “Merger Period”). The penalty shall be equal to 1% of the original purchase price for a share of Series B for the first 30 day period following the expiration of the Merger Period if a merger shall not have been consummated and an additional 2% of the original purchase price for a share of Series B for each successive 30 day period following the first penalty period, pro-rated daily up to a maximum penalty of 11% of the original purchase price for a share of Series B per annum. The maximum potential consideration to be transferred under the terms of the purchase agreement is unlimited. In September 2011, we solicited holders of the Series B to execute an amendment and waiver to the Series B purchase agreement, which provided for (i) a waiver of the cash penalties and (ii) an amendment extending the Merger Period to March 31, 2012 and providing for (A) the tolling of the Merger Period if we file a registration statement with the Securities and Exchange Commission with respect to an lPO and (B) elimination of penalties if we consummate the lPO. As of December 31, 2012, holders of 1,522,600 shares of Series B Convertible Preferred Stock have agreed to the waiver.